RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended
	Nov. 17, 2022	Jan. 02, 2021	Aug. 01, 2019	Sep. 30, 2023
Richard Carey [Member]
Related Party Transaction [Line Items]
Debt conversion amount	$ 42,000
Mr Anish [Member]
Related Party Transaction [Line Items]
Related party transaction amount				$ 41,715
Expense reimbursement				5,166
Themis Glatman [Member]
Related Party Transaction [Line Items]
Short term advance				2,500
Rent expense				$ 5,000
Amended Employment Agreement [Member] | Richard Carey [Member]
Related Party Transaction [Line Items]
Annual base salary		$ 180,000	$ 120,000
Amended Employment Agreement [Member] | Anthony Anish [Member]
Related Party Transaction [Line Items]
Annual base salary		$ 120,000	$ 60,000